Summary of Significant Accounting Policies and Critical Accounting Estimates (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 4,936	$ 4,363
Provision charged to cost of sales	2,766	5,238
Usage	(3,504)	(4,590)
Adjustments to previously provided warranties, net	(695)	(103)
Currency translation	(224)	28
Ending balance	$ 3,279	$ 4,936